Schedule of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Number of Options, Opening Balance	1,425,000	1,425,000	1,825,000
Weighted Average Exercise Price ($Cdn), Opening Balance		0.90
Weighted Average Fair Value ($Cdn), Opening Balance			0.85
Number of Options, Forfeited	(675,000)	(675,000)	(400,000)
Weighted Average Exercise Price ($Cdn), Forfeited		0.75	0.88
Weighted Average Fair Value ($Cdn), Forfeitures		0.92	0.70
Number of Options, Granted	1,680,000	1,680,000
Weighted Average Exercise Price ($Cdn), Granted	$ 0.14	0.15
Weighted Average Fair Value ($Cdn), Granted		0.06
Number of Options, Vested	1,207,500	1,207,500	1,287,500
Weighted Average Exercise Price ($Cdn), Vested		0.70	0.89
Weighted Average Fair Value ($Cdn), Vested		0.56	0.93
Weighted Average Remaining Contractual Life (In Years), Vested	2.39	2.39	2.02
Number of Options, Unvested	1,222,500	1,222,500	137,500
Weighted Average Exercise Price ($Cdn), Unvested		0.15	1.02
Weighted Average Fair Value ($Cdn), Unvested		0.06	0.46
Weighted Average Remaining Contractual Life (In Years), Unvested	4 years 4 months 20 days	4 years 4 months 20 days	3 years 1 month 6 days
Number of Options, Closing Balance	2,430,000	2,430,000	1,425,000
Weighted Average Exercise Price ($Cdn), Closing Balance		0.42	0.90
Weighted Average Fair Value ($Cdn), Closing Balance		0.31	0.89
Weighted Average Remaining Contracutal Life (In Years), Closing Balance	3 years 4 months 24 days	3 years 4 months 24 days	2 years 1 month 17 days